Note D - Loans and Allowance for Loan Losses (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Allowance for Loan and Lease Losses, Period Increase (Decrease)		$ 1,112	$ 93
Allowance for Loan and Lease Losses, Write-offs		$ 11	$ 1,422
Percentage of Loan Portfolio		100.00%	100.00%
Impaired Financing Receivable, Related Allowance		$ 2,981	$ 2,164	$ 3,412
Loans and Leases Receivable, Impaired, Commitment to Lend		2,427	$ 995
Minimum Loan Balance For Loans Evaluated by Risk Categories		$ 500
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		0	0
Troubled Debt Restructurings [Member]
Increase (Decrease) in Other Loans		$ (10)
Change In Troubled Debt Restructurings		0.10%
Percentage of Loan Portfolio		82.00%	81.00%
Impaired Financing Receivable, Related Allowance		$ 546	$ 1,669
Unsecured [Member]
Percentage of Loan Portfolio		5.61%	6.06%
Specific Reserves [Member]
Allowance for Loan and Lease Losses, Write-offs			$ 1,304
Specific Reserves [Member] | Troubled Debt Restructurings [Member]
Allowance for Loan and Lease Losses, Write-offs		$ 1,160
Residential Portfolio Segment [Member]
Real Estate Acquired Through Foreclosure		938	1,131
Mortgage Loans in Process of Foreclosure, Amount		$ 1,492	$ 988
Percentage of Loan Portfolio		38.92%	38.22%
Impaired Financing Receivable, Related Allowance
Commercial Real Estate Portfolio Segment [Member]
Percentage of Loan Portfolio		29.12%	28.90%
Troubled Debt Restrucuturings Placed on Nonaccrual Status, Amount		$ 226
Troubled Debt Restrucuturings Placed on Nonaccrual Status, Collateral Impairment	$ 11